GMO Resource Transition Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
GMO Resource Transition Fund | Class VI
Prospectus [Line Items]
Annual Return [Percent]	47.39%	(26.24%)